STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Jan. 11, 2021	Dec. 31, 2020
Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001